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[LOGO OF JOHN HANCOCK]
John Hancock Life Insurance Company
John Hancock Variable Life Insurance Company

Law Sector
John Hancock Place, T-30
P.O. Box 111
Boston, MA 02117-0111

VIA EDGAR
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May 3, 2002

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

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RE:  JOHN HANCOCK LIFE INSURANCE COMPANY
     Registration Statements Filed on Form S-6
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
     John Hancock Variable Life Account UV, Annual Premium Variable Life                      33-63900
     John Hancock Variable Life Account UV, Flex V1                                           33-63842
     John Hancock Variable Life Account UV, Flex V2                                           33-75608
     John Hancock Variable Life Account UV, Medallion Variable Life                           33-76662
     John Hancock Variable Life Account UV, Variable Estate Protection                        33-64364
     John Hancock Variable Life Account UV, Variable Estate Protection Plus                  333-73082
     John Hancock Variable Life Account UV, Variable Estate Protection Edge                  333-73072
     John Hancock Variable Life Account UV, Majestic Variable Universal Life 98              333-42378
     John Hancock Variable Life Account UV, Majestic Variable Estate Protection 98           333-73444
     John Hancock Variable Life Account UV, Medallion Executive Variable Life III            333-63654
     John Hancock Variable Life Account UV, Medallion Variable Universal Life Plus           333-70734
     John Hancock Variable Life Account UV, Medallion Variable Universal Life Edge           333-70746
     John Hancock Variable Life Account UV, Variable Master Plan Plus                        333-67744

     JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
     Registration Statements Filed on Form S-
     -------------------------------------------------------------

     John Hancock Variable Life Account S, Medallion Executive Variable Life,
                                           Medallion Executive Variable Life II, and
                                           Medallion Executive Variable Life III               333-425
     John Hancock Variable Life Account S, Majestic Variable Universal Life and
                                           Majestic Variable Universal Life 98               333-15075
     John Hancock Variable Life Account S, Variable Master Plan Plus                          33-79108
     John Hancock Variable Life Account S, Majestic Variable COLI                            333-60274
     John Hancock Variable Life Account S, Variable Estate Protection,
                                           Majestic Variable Estate Protection,
                                           Majestic Variable Estate Protection 98, and
                                           Variable Estate Protection Plus                    33-64366
     John Hancock Variable Life Account S, Variable Estate Protection Edge                   333-55172
     John Hancock Variable Life Account U, Medallion Variable Life and
                                           Medallion Variable Universal Life Plus             33-76660
     John Hancock Variable Life Account U, Annual Premium Variable Life                        2-68061
     John Hancock Variable Life Account U, Medallion Variable Universal Life Edge            333-52128
     John Hancock Variable Life Account U, eVariable Life                                    333-50312
     John Hancock Variable Life Account V, Flex V1                                            33-16611
     John Hancock Variable Life Account V, Flex V2                                            33-75610

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Dear Sir/Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933 and in lieu of filing final printed prospectuses, we hereby certify respecting the above captioned registration statements on Form S-6 that:

     (1) the form of prospectus that would have been filed under Rule 497, paragraphs (b) or (c) would not have differed from that contained in the most recent amendment to the registration statement , and

     (2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ RONALD J. BOCAGE
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Ronald J. Bocage
Vice President and Counsel